VESSELS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Vessel Building	Dec. 31, 2019 USD ($) Vessel	Dec. 31, 2018 USD ($)
VESSELS [Abstract]
Number of vessels | Vessel	23	23
Vessels [Abstract]
Total	$ 1,398,690	$ 1,369,567
Less Accumulated Depreciation	(537,348)	(469,570)
Less Accumulated Impairment Loss on Vessels	0	0
Net Book Value Vessels	$ 861,342	899,997
Number of vessels the company taken through periodical maintenance survey | Vessel	10
Vessels under construction	$ 11,000	0
Number of new buildings | Building	2
Remaining commitments	$ 99,000
Percentage of remaining installments due in 2021	17.00%
Percentage of remaining installments due in 2022	83.00%
Impairment loss on vessels	$ 0	0	$ 2,168
Vessels [Member]
Vessels [Abstract]
Additions	6,845	2,531
Disposals	0	0
Total	1,309,618	1,307,087
Drydocking [Member]
Vessels [Abstract]
Additions	22,278	7,618
Disposals	0	0
Total	$ 59,949	$ 52,331